Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Series A Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2013		$ 4,700	$ (4,700)	$ 315,056	$ 315,056
Balance, shares at Dec. 31, 2013		47,000,000
Net loss				(453,879)	(453,879)
Balance at Dec. 31, 2014		$ 4,700	(4,700)	(138,823)	(138,823)
Balance, shares at Dec. 31, 2014		47,000,000
Net loss				(990,396)	(990,396)
Recapitalization of Company	$ 100	$ 450	99,527		100,077
Recapitalization of Company, shares	1,000,000	4,493,390
Common shares issued for offering costs		$ 100	204,900		205,000
Common shares issued for offering costs, shares		1,000,000
Common stock issued for services		$ 6	17,994		$ 18,000
Common stock issued for services, shares		60,000			60,000
Shares issued for cash		$ 455	1,361,068		$ 1,361,523
Shares issued for cash, shares		4,554,419			4,493,390
Balance at Dec. 31, 2015	$ 100	$ 5,711	$ 1,678,789	$ (1,129,219)	$ 555,381
Balance, shares at Dec. 31, 2015	1,000,000	57,107,809
Net loss					(1,024,408)
Common stock issued for services					68,000
Balance at Jun. 30, 2016					$ (336,226)